Basis of Preparation (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Basis Of Preparation Of Financial Statements Text Block Abstract
Schedule of consolidated financial statements
	As of March 31,
	2022	2021
	US$	US$
Non-current assets
Property, plant and equipment	263,504	60,544

Current assets
Cash and cash equivalents	135,865	856,515
Loan receivables	2,134,427	7,941,391
Amounts due from non-VIE subsidiaries and related parties of the Company	8,394,065	1,350,052
Other receivables	587,125	31,272

Total assets	11,514,986	10,239,774

Current liabilities
Accounts and other payables	878,362	991,508
Amounts due to non-VIE subsidiaries of the Company	8,489,245	3,845,718
Lease liabilities	4,604	29,739
Tax payable	2,058,348	1,972,025
Total current liabilities	11,430,559	6,838,990
Lease liabilities – non-current portion	89,365	9,913

Total Liabilities	11,519,924	6,848,903

	For the year ended March 31,
	2022	2021	2020
Net revenues	$2,032,916	$225,749	$11,159
Net loss	$(3,399,195)	$(2,830,799)	$(922,923)
Net cash used in operating activities	$(2,176,794)	$(94,732)	$(56,317)
Net cash provided by investing activities	$325,452	$663,140	$71,399
Net cash provided by financing activities	$1,143,934	$251,951	$310,577